Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Unaudited interim consolidated financial statements
a.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The balance sheet as of December 31, 2022 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2022.

The significant accounting policies disclosed in the Company’s audited 2022 consolidated financial statements and notes thereto have been applied consistently to these unaudited interim consolidated financial statements. Results for the six months ended June 30, 2023 are not necessarily indicative of results that may be expected for the year ending December 31, 2023.

Use of estimates
b.	Use of estimates:

The preparation of the unaudited interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the interim consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

Restricted cash
c.	Restricted cash:

Restricted cash is primarily invested in bank deposit and is used as security for the Company’s lease commitments. The following table provides a reconciliation of the cash and cash equivalents balances reported on the balance sheets and the cash, cash equivalents and restricted cash balances reported in the statements of cash flows:

	June 30,
	2022	2023
	Unaudited

Cash and cash equivalents, as reported on the balance sheets	$11,571	$855
Restricted cash, as reported on the balance sheets	792	834

Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$12,263	$1,689

Leases
d.	Leases:

The Company determines if an arrangement meets the definition of a lease at the inception of the lease.

Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease agreement. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR was estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset was located.

Lease term may include options to extend or terminate the lease when it is reasonably certain that the Company would exercise that option. The Company elected to not recognize a lease liability ROU asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

Payments under the Company’s lease agreements are primarily fixed; however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease ROU assets and liabilities.

Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

Ordinary share warrants classification and measurement
e.	Ordinary share warrants classification and measurement:

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, are indexed to the Company’s own shares and whether the warrants are eligible for equity classification under ASC 815-40. This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.

Warrants that meet all the criteria for equity classification, are required to be recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

The Company has classified the SPAC warrants assumed during the Merger (both public and private) as a liability pursuant to ASC 815-40 since the warrants do not meet the equity classification conditions. Accordingly, the Company measured the warrants at their fair value. The warrants liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of comprehensive loss.

As of December 31, 2022 and June 30, 2023, the Company has 2,391,857 and 2,323,960 warrants classified as equity.

In addition, as of December 31, 2022 and June 30, 2023 the Company has 13,605,561 and 2,142,000 public and private warrants, respectively, which are classified as a liability.

Fair value of financial instruments
f.	Fair value of financial instruments

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist among others of cash equivalents, restricted cash, other accounts receivable, trade payables, and other accounts payable and accrued expenses. The estimated fair values of these financial instruments approximate their carrying value as presented, due to their short-term maturities. We consider public warrant liabilities to be Level 1 and private warrants are measured at fair value using Level 3 inputs.